Assets under management (Details) (CHF) In Billions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets under management (CHF billion)
Assets in collective investment instruments managed by Credit Suisse	182.2	167.0
Assets with discretionary mandates	225.3	223.2
Other assets under management	843.3	795.0
Assets under management (including double counting)	1,250.8	1,185.2
of which double counting	63.8	77.7
Net new assets (CHF billion)
Total net new assets including double counting	10.8	46.6